TEMPLETON GROWTH FUND, INC.
TEMPLETON FUNDS, INC.
         - TEMPLETON WORLD FUND
         - TEMPLETON FOREIGN FUND

EXPLANATORY MEMORANDUM

NOVEMBER 6, 1995

The Explanatory Memorandum of the Companies for the purpose of its public offering in Hong Kong comprises this document and each Company's latest audited report and half-yearly report (if later). The Hong Kong Representative accepts the responsibility for the information contained in this document as being accurate as at the date hereof.

A copy of this Explanatory Memorandum has been registered by the Registrar of Companies in Hong Kong as required by Section 342C of the Companies Ordinance of Hong Kong. Neither the Securities and Futures Commission nor the Registrar of Companies, takes any responsibility as to the contents of this document.

This Explanatory Memorandum shall have the effect of rendering all persons concerned bound by all the provisions (other than the penal provisions) of sections 44A (other than subsection (2) thereof) and 44B of the Companies Ordinance of Hong Kong, as far as applicable.

                                                          6th November, 1995


******************************************************************************
                                   IMPORTANT
If you are in any doubt about the contents of this Explanatory Memorandum, you should consult your stockbroker, bank manager, solicitor, accountant or other financial adviser.
******************************************************************************

                           DIRECTORS OF THE COMPANIES

CHARLES B JOHNSON
777 Mariners Island Boulevard
San Mateo, California

RUPERT H. JOHNSON, JR. (* see below)
777 Mariners Island Blvd
San Mateo, California

HARRIS J ASHTON
Metro Center, 1 Station Place
Stamford, Connecticut

S JOSEPH FORTUNATO
200 Campus Drive
Florham Park, New Jersey

F. BRUCE CLARKE
19 Vista View Blvd.
Thornhill, Ontario

HASSO-G VON DIERGARDT - NAGLO
R.R. 3
Stouffville, Ontario

FRED R MILLSAPS
2665 NE 37th Drive
Fort Lauderdale, Florida

BETTY P KRAHMER
2201 Kentmere Parkway
Wilmington, Delaware

ANDREW H HINES, JR.
150 2nd Avenue N.
St. Petersburg, Florida

GORDON S MACKLIN
8212 Burning Tree Road
Bethesda, Maryland

NICHOLAS F BRADY
The Bullitt House
Dover & Harrison Streets
Easton, Maryland

JOHN Wm. GALBRAITH
360 Central Avenue
St Petersburg, Florida


(* a director of Templeton Funds, Inc. only)

                SECRETARY AND REGISTERED OFFICE OF THE COMPANIES

Secretary                  THOMAS M MISTELE
Registered office 700 Central Avenue
                           St Petersburg
                           Florida 33701

                        ADMINISTRATION AND OTHER PARTIES

Manager                    TEMPLETON, GALBRAITH & HANSBERGER LTD.
                           Lyford Cay
                           Nassau
                           Bahamas

Custodian                  THE CHASE MANHATTAN BANK N.A.
                           MetroTech Center
                           Brooklyn
                           New York 11245

Registrar                  FRANKLIN TEMPLETON INVESTOR SERVICES, INC.
                           700 Central Avenue
                           St Petersburg
                           Florida

Hong Kong                  TEMPLETON FRANKLIN INVESTMENT SERVICES (ASIA)
Representative             LIMITED
                           2701 Shui On Centre
                           6-8 Harbour Road
                           Hong Kong

Auditors                   McGLADREY & PULLEN, LLP
                           555 Fifth Avenue
                           New York
                           New York 10017-2416

Legal Advisers             WILDE SAPTE
                           31st Floor
                           One Exchange Square
                           Hong Kong

                                  DEFINITIONS


For the purposes of this document, the following expressions have the following meanings:-

"BUSINESS DAY"                      a day (other than a Saturday) on which
                                    banks in Hong Kong are open for normal
                                    banking business;

"COMPANY" and "COMPANIES"           Templeton Growth Fund, Inc. and/or
                                    Templeton Funds, Inc. (as the case may be);

"FOREIGN FUND"                      Templeton Foreign Fund, a sub-fund of
                                    Templeton Funds, Inc.;

"FUNDS"                             Growth Fund, Foreign Fund and World Fund;

"GROWTH FUND"                       Templeton Growth Fund, Inc.;

"US DOLLAR", "US$" and "CENTS"      the currency of the United States of
                                    America;

"HK DOLLAR", "HK$"                  The currency of Hong Kong;

"MANAGER"                           Templeton, Galbraith & Hansberger Ltd. in
                                    its capacity as manager of each Fund's
                                    investments;

"MANAGEMENT AGREEMENTS"            the Agreements  dated 30 October  1992 and
                                   made between each Company and the Manager by which each Company has appointed the Manager as such;

"REGISTRAR"                        Franklin Templeton Investor Services, Inc.in
                                   its capacity as the registrar of the
                                   Companies;

"SHARE" in relation to
Templeton Growth Fund, Inc.        a redeemable Class I Common Share of US$O.OI
                                   in the capital of such Company;

"SHARE" in relation to
Templeton Funds, Inc.               a redeemable Class I Common Share of
                                    US$1.00 in the capital of such Company;

"WORLD FUND"                       Templeton World Fund, a sub-fund of
                                   Templeton Funds, Inc.;

"VALUATION DAY"                     the Business Day or Days in each week
                                    determined from time to time by the
                                    Directors to be the days as at which the net asset value of each Company shall be calculated.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objective and policy of all of the Funds is to seek long-term capital growth in US dollar terms through a flexible policy of investing in stocks and debt obligations of companies and governments, in the case of Growth Fund and World Fund, of any nation, and in the case of Foreign Fund, only those outside of the United States.

Although the Growth Fund and World Fund are managed in a similar manner, and often hold many of the same portfolio securities, the percentage of total assets of each Fund allocated to common stocks and to short-term debt obligations (cash equivalents) will vary at times. As example, at 31 August, 1995, the Growth Fund had 72.4% of its total assets invested in common stocks, while the World Fund had 81.3% invested. In addition, at various times the World Fund has owned a greater proportion of U.S. stocks than the Growth Fund, while the Growth Fund at times has owned more stocks in emerging countries (although these percentages may of course vary at any time)

Each Company's investments are, of course, subject to market fluctuations and to the risks inherent in all investments Therefore, the price of Shares and the income from them may go down as well as up.

THE MANAGER

The directors of the Manager are J. Mark Mobius, Martin L. Flanagan, Mark G. Holowesko, Charles B. Johnson, and Charles E Johnson.

ISSUE, REDEMPTION AND PUBLICATION OF PRICES

SUBSCRIPTIONS
Shares may be subscribed for at the prevailing Offering Price of Shares of the relevant class. The Offering Price of each Share is calculated by reference to the net asset value per Share of the relevant class on the relevant Valuation Day together with a variable sales charge of up to 5.75% of the Offering Price .

No initial sales charge applies on investments of US$1,000,000 or more, but a contingent deferred sales charge of 1% is imposed on certain redemptions within one year of purchase. See below under "Redemptions".

PROCEDURE FOR APPLICATIONS

Applications should be made by completing and signing the application form and sending the same by mail or by hand accompanied by a US dollar cheque or draft payable to the applicable Fund or to Franklin Templeton Investment Services. Payment may also be made by telegraphic transfer as advised by the Hong Kong Representative, Shares will be issued at the Offering Price next determined after the receipt of the application and payment by the Registrar.

No money should be paid to any intermediary in Hong Kong who is not a dealer or an exempt dealer.

The minimum subscription and holding in any Fund is US$1,000.

The Hong Kong Representative and the Manager reserve the right to reject or scale down any application in whole or in part.

Shares will be issued in registered form but share certificates will not be issued unless specifically requested.

AUTOMATIC INVESTMENT PLAN

Investors may buy Shares regularly each month in US dollars only by giving a direct debit instruction to their bank. An application form is available from the Hong Kong Representative. Automatic Investment Plans can be terminated without penalty by the investor giving written notice to the Hong Kong Representative at least 10 days prior to the relevant debit date, or by the Hong Kong Representative giving 30 days written notice to the investor. No separate charges are made by the Funds or the Manager for this Plan.

RETIREMENT PLANS

Shares may be purchased for US taxpayers through various retirement plans including the following plans for which Franklin Templeton Trust Company or its affiliate acts as trustee or custodian: IRAs, Simplified Employee Pensions, 403(b) plans, qualified plans for corporations, self-employed individuals and partnerships, and 401(k) plans. For further information about any of the plans, agreements, applications and annual fees, contact the Hong Kong Representative. To determine which retirement plan is appropriate, an investor should contact his or her tax adviser

REDEMPTION

Subject to any suspension of the determination of the net asset value of a Company (for details see paragraph (4) of "Miscellaneous') and subject as mentioned below, Shares in such Company may be redeemed on any Valuation Day at the request of the holder of such Shares. Each request must be given in writing and must specify the number and class of Shares to be redeemed, the name of the registered shareholder, and give payment instructions for the redemption proceeds. In order for a redemption to take effect on a particular Valuation Day, the redemption request must be received by the Hong Kong Representative not later than 4:00 pm (Hong Kong time) on that Valuation Day If the request is received after that time it will be dealt with on the next Valuation Day.

Shares will be redeemed at the Redemption Price per Share of the relevant Fund calculated by reference to the net asset value per Share of such Fund as at the close of business on the relevant Valuation Day.

Subject as mentioned above and except where the redeeming shareholder gives alternative payment instructions, such amount will be paid to the redeeming shareholder at their risk by cheque or draft in US dollars. Such cheque or draft will, subject as mentioned in paragraph (4) of "Miscellaneous", normally be posted at the risk of the redeeming shareholder within 7 business days (and in any event within one calendar month) after the relevant Valuation Day or arrangements may be made for the telegraphic transfer of the redemption proceeds.

No redemption of part of a holding of Shares in any Fund may be made which would result in the shareholder retaining Shares of the relevant Fund having a value of less than US$1,000.

Either Company may compulsorily redeem any holding which is less than the minimum holding for the relevant Fund, provided that compulsory redemptions will not result from fluctuations in the value of an investor's Shares.

A contingent deferred sales charge of 1% applies to redemptions by investors within the first year after investing if they paid no sales charge when investing. The charge is 1% of the lesser of the value of the Shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the total cost of such Shares, and is retained by the Manager.

CONVERSION OF SHARES

Shares in one Fund may be exchanged for Shares in the other Fund on any Valuation Day without any sales charge, subject to compliance with the minimum holding requirements of each fund, and provided that more than 15 days have elapsed from the date of the purchase of the Shares being exchanged.

This exchange privilege may be modified, limited or terminated at any time by either Company on 60 days prior written notice.

PUBLICATION OF PRICES

The net asset value per Share in each Fund is published daily in English in the South China Morning Post and in Chinese in the Hong Kong Economic Journal, and weekly in the Asian Wall Street Journal, and is available from the Hong Kong Representative on request.

SUSPENSION OF DEALINGS

The Directors may declare a suspension of dealings in any Fund in certain circumstances as described in paragraph (4) under "Miscellaneous". No Shares in such Fund will be issued or redeemed during such period of suspension.

                              CHARGES AND EXPENSES

MANAGER
The Manager is entitled to receive a management fee payable monthly in arrears and calculated and accrued as at each Valuation Day at the rates shown below per annum on the value of the net assets of each Fund as at the relevant Valuation Day. In addition, the Manager's affiliate, Franklin Templeton Distributors, Inc., is entitled to receive a monthly fee of a maximum of 0.25% of each Company's average daily net assets. Accordingly the maximum total management fee payable is:-


 VALUE OF NET ASSETS OF THE RELEVANT FUND       ANNUAL PERCENTAGE RATE          TOTAL FEE
First US$200,000,000                              0.75%                           1.00%
Next US$1,300,000,000                             0.675%                          0.925%
Over US$1,300,000,000                             0.60%                           0.85%


BUSINESS MANAGER

Templeton Global Investors, Inc. provides certain administrative facilities and services for each Company and receives a fee equivalent on an annual basis to 0.15% of the aggregate average daily net assets of each Fund, reduced to 0. 135% in respect of such net assets in excess of US$200 million, to 0 10% in respect of such assets in excess of US$700 million, and to 0.075% in respect of such assets in excess of US$1,200 million.

CUSTODIAN

The Custodian is entitled to receive a custodian fee from each Company based on the aggregate value of the net assets of each Fund of the relevant Company and ranging from 0.005% to 0.50% per annum depending on the country involved. In addition, the Custodian is entitled to be reimbursed its out-of-pocket expenses. The Custodian will bear the fees and expenses of any subcustodians which it may appoint.

REGISTRAR

The Registrar receives an annual fee from each Company of US$ 13.42 per shareholder account plus out of pocket expenses, such fee to be adjusted each year to reflect changes in the US Department of Labor Consumer Price Index.

OTHER EXPENSES

Each Fund will bear costs liabilities and expenses attributable thereto, including the cost of any brokerage fiscal and other costs payable on the purchase holding or sale of investments; fees payable on increases in the share capital of the relevant Company; company registration fees; paying agent fees; the fees and expenses of the auditors and legal advisers to the relevant Company; the cost of preparing, printing and distributing circulars to shareholders, the annual and half-yearly reports and statements and subsequent prospectuses of the relevant Company; fees payable to all regulatory authorities having jurisdiction over the relevant Company; bank charges and interest on borrowings; valuation expenses; the costs of any meetings of shareholders; administration and secretarial fees and expenses; and any other operating expenses.

Consistent with obtaining best execution, brokerage commissions on portfolio transactions for the Funds may be directed by the Manager to broker-dealers in recognition of research services furnished by them as well as for services rendered in the execution of orders by such broker/dealers. Any such brokerage commissions will be at rates not in excess of customary institutional full-service brokerage rates, and any goods and services received will be of demonstrable benefit to the Funds.

The receipt of investment research and information and related services permits the Manager to supplement its own research and analysis and makes available to it the views and information of individuals and research staffs of other firms. Such services do not include travel, accommodation, entertainment, general administrative goods or services, general office equipment or premises, membership fees, employee salaries or direct money payment, which are paid by the Manager.

                         TAXATION AND EXCHANGE CONTROL

Dividend and interest income of each Company may be received after the deduction at source of withholding taxes.

Investors should consult their professional advisers on the consequences to them of acquiring, holding, redeeming, transferring or selling Shares under the relevant laws of the jurisdictions to which they are subject, including the tax consequences and any exchange control requirements. The following statements regarding taxation reflect each Company's understanding regarding the existing law and practice in force in Hong Kong at the date of this document:-

(a) each Company is exempt from Hong Kong profits tax on interest from any source and on profits realized on the disposal of securities; and

(b) Shareholders will not be liable to tax in Hong Kong on distributions received in respect of Shares or on gains realized on the sale or realization of Shares except where the acquisition and disposal of Shares is or forms part of a trade, profession or business carried on by the Shareholder in Hong Kong.

                        DIVIDENDS, REPORTS AND ACCOUNTS

DIVIDENDS

Each Company intends to distribute substantially the whole of the net income and net realized capital gains which accrue to such Company. It is intended that dividends will be paid yearly in October and December if necessary.

Dividends are automatically re-invested in the subscription of further Shares of the same class unless the holder of the relevant Shares otherwise specifically requests. Such Shares will be issued on the day on which the relevant dividend is paid (or, if that day is not a Subscription Day, on the next succeeding Valuation Day) at the net asset value for the relevant class of Shares prevailing on the ex-dividend date.

REPORTS AND ACCOUNTS

Copies of the annual audited financial statements of each Company made up to 31st August in each year will be sent to shareholders of the relevant Company at their registered addresses within 4 months of the end of such Company's financial year. Shareholders will also be sent copies of the half-yearly unaudited financial statements of such Company within two months of the end of the period they cover.


                                 MISCELLANEOUS

(1) Templeton Growth Fund, Inc. was incorporated in and under the laws of Maryland, USA on 10 November 1986 as the successor in interest to Templeton Growth Fund Ltd., a Canadian mutual fund company organized on 1 September 1954, pursuant to a reorganization of Templeton Growth Fund Ltd. involving the division of that fund into two substantially identical funds, one for US investors and the other for Canadian investors

(2) Templeton Funds, Inc. was incorporated originally as Templeton World Funds, Inc. on 5 October 1977 in and under the laws of Maryland, USA. On 1 October 1982, the Company changed its name, and became a series investment company with two classes of shares constituting respectively World Fund and Foreign Fund.

(3) Either Company may be dissolved by resolution of the Directors approved by the votes of 2/3 of all the Shareholders of the relevant Company entitled to vote. If such a liquidation is carried out, it will be in accordance with the relevant provisions of the General Laws of the State of Maryland, United States of America.

(4) Copies of the following documents are available for inspection free of charge at any time during normal business hours on any day (excluding Saturdays, Sundays and public holidays) or for purchase at a reasonable charge at the offices of the Hong Kong Representative:-

         (a)      Articles of Incorporation and By-laws of each Company;

         (b) Investment Management Agreements as amended and restated on 12 June 1994 between each Company and the Manager;

         (c) Custody Agreements dated 31 December 1986 between each Company and the Custodian;

         (d) Business Management Agreement dated 1 April 1993 between each Company and Templeton Global Investors, Inc.;

         (e) Underwriting Agreement and Distribution Plan each as amended and restated on 5 January 1995 between each Company and Franklin/Templeton Distributors, Inc.;

         (f) Transfer Agent Agreement dated 1 September 1993 between each company and the Registrar; and

         (g) the Hong Kong Representative Agreement dated 5 September 1995 between each Company and the Hong Kong Representative.

(5)      Suspension of Valuations

         The Board of Directors of either Company may establish procedures under which such Company may suspend the determination of the net asset value of any Fund for the whole or any part of any period during which (1) the New York Stock Exchange is closed other than for customary weekend and holiday closings, (2) trading on the New York Stock Exchange is restricted, (3) an emergency exists as a result of which disposal of securities owned by the relevant Fund is not reasonably practicable or it is not reasonably practicable for such Company fairly to determine the value of its net assets, or
         (4) for such other period as the U. S. Securities and Exchange Commission may by order permit for the protection of the holders of Shares.

(6)      Share Capital

         (a) The authorized share capital of Templeton Growth Fund, Inc. consists of 600,000,000 Common Shares which may be issued as Class I Common Shares of US$O.O1 each or Class II Common Shares of US$O.O1 each. Class II Common Shares are not available for sale to the public in Hong Kong.

         (b) The authorized share capital of Templeton Funds, Inc. consists of 1,350,000,000 Common Shares of US$1.00 each of which 600,000,000 are available for the World Fund and may be issued as Class I Shares or as Class II Shares, and 750,000,000 are available for the Foreign Fund and may be issued as Class I Shares or as Class II Shares. Class II shares are not available for sale to the public in Hong Kong.

                            INVESTMENT RESTRICTIONS

None of the Funds may:-

(i) invest more than 5% of its total assets in securities issued by any one company or government, exclusive of US Government Securities;

(ii)     invest more than 25% of its total assets in a single industry;

(iii) purchase more than 10% of any class of securities of any one company or invest in any company for the purpose of exercising control or management;

(iv) invest more than 15% of its total assets in securities of foreign issuers that are not listed on a recognized United States or foreign securities exchange or invest more than 10% of its total assets (including warrants) in securities with a limited trading market;

(v) invest more than 5% of its total assets in warrants (other than warrants acquired in units or attached to securities) or in securities of companies which have been in operation for less than 3 years;

(vi) invest more than 15% of its total net assets in warrants and options not held for hedging purposes;

(vii)    write uncovered options;

(viii) write a call option if the aggregate of the exercise prices of all such options outstanding would exceed 25% of its total net assets;

(ix) invest in real estate or mortgages on real estate other than marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein;

(x) invest in commodities or commodity contracts except stock index futures contracts;

(xi)     invest in other open-end investment companies;

(xii) purchase or retain securities of any company in which Directors or officers of the relevant Company or Manager, individually own more than 1/2 of 1% of the securities of such company, or in the aggregate own more than 5% of the securities of such company;

(xiii)   sell securities short;

(xiv)    acquire any asset which involves the assumption of unlimited liability;

(xv) acquire any security in respect of which a call is to be made unless that call could be met out of cash or near cash which has not been set aside for any other purpose;

(xvi) invest all its assets in US Government Securities unless it holds securities of at least 6 different issues and not more than 30 per cent of its net assets in any single issue;

(xvii) lend money, (except to the extent that the making of a deposit or the purchase of a bond, or other debt instrument may constitute lending); or

(xviii) borrow money for any purpose other than redeeming its Shares or purchasing its Shares for cancellation, and then only as a temporary measure to an amount not exceeding 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets other than to secure such temporary borrowings, and then only to such extent not exceeding 10% of the value of its total assets as the Board of Directors may by resolution approve. (For the purposes of this restriction, collateral arrangements with respect to margin for a stock index future contract are not deemed to be a pledge of assets.)

Changes of investments need not be made where any of the restrictions set out above are exceeded merely by reason of fluctuations in the prices of assets or in certain other circumstances, but if and so long as any of the said limits shall be exceeded the Manager shall not purchase any type of investment which would result in any of the said limits being further exceeded and the Manager shall as a priority objective take all steps necessary within a reasonable period of time to remedy the situation having due regard to the interests of Shareholders.

Growth Fund and World Fund may, for hedging purposes only, buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade, to an aggregate amount not exceeding 20% of such Fund's total assets at the time when such contracts are entered into.

Growth Fund and World Fund may purchase and sell put and call options on securities indices in standardized contracts traded on national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ. Growth Fund and World Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of such Fund's total assets.